Revenue - Schedule of Changes in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue [Abstract]
Balance at the beginning of the year	$ 313	$ 221
Revenue recognised during the year		313
Invoices raised during the year	(307)	(206)
Translation exchange difference	$ (6)	(15)
Balance at the end of the year		$ 313